Net Revenues - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NET REVENUES
Net revenues	¥ 202,209,465	$ 31,731,078	¥ 162,167,547	¥ 97,770,167
Portfolio training services
NET REVENUES
Net revenues	151,433,831		113,191,386	63,828,907
Research-based learning services
NET REVENUES
Net revenues	5,977,438		4,452,915	10,456,269
Overseas study counselling services
NET REVENUES
Net revenues	23,623,998		21,059,645	8,091,551
Other educational services reporting unit
NET REVENUES
Net revenues	¥ 21,174,198		20,025,679	9,045,411
K12 education assessment and other services
NET REVENUES
Net revenues			¥ 3,437,922	¥ 6,348,029